Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	COMMUNITY CAPITAL TRUST
Entity Central Index Key	0001078195
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
C000005044
Shareholder Report [Line Items]
Fund Name	CCM Community Impact Bond Fund
Class Name	CRA Shares
Trading Symbol	CRAIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about CRA Shares of the CCM Community Impact Bond Fund (the "Fund") for the period from June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/ccmcib/. You can also request this information by contacting us at 1-877-272-1977.
Additional Information Phone Number	1-877-272-1977
Additional Information Website	https://funddocs.filepoint.com/ccmcib/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CCM Community Impact Bond Fund, CRA Shares	$45	0.87%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.87%
AssetsNet	$ 3,845,895,481
Holdings Count | Holding	2,565
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Holdings	Portfolio Turnover Rate
$3,845,895,481	2,565	16%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Non-Agency CMBS	0.4%
Short-Term Investments	1.8%
Asset-Backed Securities	3.0%
U.S. Treasury Obligations	8.9%
Municipal Bonds	12.9%
Corporate Bonds	13.7%
U.S. Government & Agency Obligations	59.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Comcast Corp.	4.650%	02/15/33	2.1%
Prologis	4.625%	01/15/33	2.1%
U.S. Treasury Notes	3.875%	04/30/30	2.1%
U.S. Treasury Notes	4.125%	11/15/27	1.4%
Toyota Motor Corp.	4.450%	06/30/30	1.4%
Bank of America Corp., SOFRRATE + 1.990%	6.204%	11/10/28	1.3%
Prologis	1.250%	10/15/30	1.2%
American Express	4.050%	05/03/29	1.2%
U.S. Treasury Notes	4.250%	08/15/35	1.0%
U.S. Treasury Notes	3.625%	08/15/28	0.9%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-877-272-1977
Updated Prospectus Web Address	https://funddocs.filepoint.com/ccmcib/
C000048038
Shareholder Report [Line Items]
Fund Name	CCM Community Impact Bond Fund
Class Name	Institutional Shares
Trading Symbol	CRANX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Institutional Shares of the CCM Community Impact Bond Fund (the "Fund") for the period from June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/ccmcib/. You can also request this information by contacting us at 1-877-272-1977.
Additional Information Phone Number	1-877-272-1977
Additional Information Website	https://funddocs.filepoint.com/ccmcib/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CCM Community Impact Bond Fund, Institutional Shares	$22	0.42%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.42%
AssetsNet	$ 3,845,895,481
Holdings Count | Holding	2,565
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Holdings	Portfolio Turnover Rate
$3,845,895,481	2,565	16%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Non-Agency CMBS	0.4%
Short-Term Investments	1.8%
Asset-Backed Securities	3.0%
U.S. Treasury Obligations	8.9%
Municipal Bonds	12.9%
Corporate Bonds	13.7%
U.S. Government & Agency Obligations	59.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Comcast Corp.	4.650%	02/15/33	2.1%
Prologis	4.625%	01/15/33	2.1%
U.S. Treasury Notes	3.875%	04/30/30	2.1%
U.S. Treasury Notes	4.125%	11/15/27	1.4%
Toyota Motor Corp.	4.450%	06/30/30	1.4%
Bank of America Corp., SOFRRATE + 1.990%	6.204%	11/10/28	1.3%
Prologis	1.250%	10/15/30	1.2%
American Express	4.050%	05/03/29	1.2%
U.S. Treasury Notes	4.250%	08/15/35	1.0%
U.S. Treasury Notes	3.625%	08/15/28	0.9%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-877-272-1977
Updated Prospectus Web Address	https://funddocs.filepoint.com/ccmcib/
C000048039
Shareholder Report [Line Items]
Fund Name	CCM Community Impact Bond Fund
Class Name	Retail Shares
Trading Symbol	CRATX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Retail Shares of the CCM Community Impact Bond Fund (the "Fund") for the period from June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/ccmcib/. You can also request this information by contacting us at 1-877-272-1977.
Additional Information Phone Number	1-877-272-1977
Additional Information Website	https://funddocs.filepoint.com/ccmcib/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CCM Community Impact Bond Fund, Retail Shares	$39	0.77%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%
AssetsNet	$ 3,845,895,481
Holdings Count | Holding	2,565
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Holdings	Portfolio Turnover Rate
$3,845,895,481	2,565	16%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Non-Agency CMBS	0.4%
Short-Term Investments	1.8%
Asset-Backed Securities	3.0%
U.S. Treasury Obligations	8.9%
Municipal Bonds	12.9%
Corporate Bonds	13.7%
U.S. Government & Agency Obligations	59.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Comcast Corp.	4.650%	02/15/33	2.1%
Prologis	4.625%	01/15/33	2.1%
U.S. Treasury Notes	3.875%	04/30/30	2.1%
U.S. Treasury Notes	4.125%	11/15/27	1.4%
Toyota Motor Corp.	4.450%	06/30/30	1.4%
Bank of America Corp., SOFRRATE + 1.990%	6.204%	11/10/28	1.3%
Prologis	1.250%	10/15/30	1.2%
American Express	4.050%	05/03/29	1.2%
U.S. Treasury Notes	4.250%	08/15/35	1.0%
U.S. Treasury Notes	3.625%	08/15/28	0.9%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-877-272-1977
Updated Prospectus Web Address	https://funddocs.filepoint.com/ccmcib/